Share Capital (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨) shares		Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 INR (₨) shares		Mar. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Authorized share capital		240,000,000			240,000,000		240,000,000
Amount of shares authorised | ₨		₨ 1,200			₨ 1,200
Fully Paid Up Share Capital
Opening number of equity shares/share capital | ₨		831			830
Increase (decrease) through exercise of options, equity | ₨	[1]	1			1
Closing number of equity shares/share capital		₨ 832		$ 11	₨ 831
Opening number of equity shares/share capital		166,172,082		166,172,082	166,065,948
Add: Equity shares issued pursuant to employee stock option plan	[1]	129,149		129,149	106,134
Closing number of equity shares/share capital		166,301,231		166,301,231	166,172,082
Number Of Treasury Shares Issued	[2]	575,201		575,201	395,950
Treasury shares		₨ 1,967	[2]		₨ 1,006	[2]	$ 27

[1]	During the years ended March 31, 2021 and 2020, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2002 and the Dr. Reddy’s Employees Stock Option Scheme, 2007. The options exercised had an exercise price of Rs.5, Rs.2,607 or Rs.2,814 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the "share based payment reserve”was transferred to“share premium” in the consolidated statements of changes in equity.
[2]	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the years ended March 31, 2021 and 2020, an aggregate of 85,250 and 1,150 equity shares, respectively were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs.2,607 or Rs.2,814 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “share premium” in the consolidated statements of changes in equity.In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “share premium”. As of March 31, 2021 and 2020, the ESOS Trust had outstanding 575,201 and 395,950 shares, respectively, which it purchased from the secondary market for an aggregate consideration of Rs.1,967 and Rs.1,006, respectively. Refer to Note 29 of these consolidated financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.